Disclosure of number and weighted average exercise prices of share options (Details) pure in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	9,049	12,976
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.18	$ 1.10
Number of share options granted in share-based payment arrangement	1,101	2,038
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.63	$ 2.18
Number of share options forfeited in share-based payment arrangement	(468)	(2,926)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.71	$ 1.77
Number of share options exercised in share-based payment arrangement	(1,445)	(3,039)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.08	$ 0.97
Number of share options outstanding in share-based payment arrangement at end of period	8,237	9,049
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.22	$ 1.18
Number of share options exercisable in share-based payment arrangement	5,448	3,940
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.08	$ 1.04